Fees Summary	Nov. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 195,088.70
Total Fee Amount	16.97
Total Offset Amount	0.00
Net Fee	$ 16.97
Offering Table N/A
Offset Table N/A	N/A